Stock-Based Compensation (Details) - USD ($)		12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023
Share-Based Compensation [Line Items]
Ordinary shares reserved		610,156
Ordinary shares available for future awards		243,984
Aggregate options	366,172	366,172
Options exercise price	$ 1.275
Exercisable grant date	5 years
Share based options vested	4 years
Fair value of granted value		$ 212,199
Weighted-average remaining contractual life of outstanding options		4 years 8 months 12 days
Unrecognized compensation cost related to unvested options		$ 197,384
Share based expected to be recognized weighted-average period		3 years 9 months 18 days
Share based intrinsic value of options expected to vest		$ 0
Second Anniversary Vesting [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage	50.00%
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Share based unvested options		366,172
Share-Based Payment Arrangement [Member] | Second Anniversary Vesting [Member]
Share-Based Compensation [Line Items]
Share based granted vesting options, percentage	6.25%